SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total	$ 207,471	$ 444,516	$ 810,569	$ 695,091	$ 3,531,199	$ 3,931,209
MPAR [Member]
Product Information [Line Items]
Total		53,386	504,471	127,112	2,646,579	3,037,234
OUD [Member]
Product Information [Line Items]
Total	$ 207,471	$ 391,130	$ 306,098	$ 567,979	$ 884,620	$ 893,975